Shareholders' equity - Stock Issuances (Details) $ / shares in Units, $ in Thousands	Oct. 22, 2020 $ / shares shares	Oct. 22, 2020 USD ($) shares	May 25, 2020 shares	Sep. 17, 2019 USD ($) $ / shares shares	Sep. 09, 2019 USD ($) $ / shares shares
Share capital
New shares issuance (in shares)	17,888,889	17,888,889			9,859,155
Price per share | (per share)	$ 2.25				$ 7.10
Proceeds from issuance of shares, gross | $		$ 40,250			$ 70,000
Number of common shares option	2,333,333	2,333,333
Agent commission, legal, professional and filing fees | $		$ 2,953		$ 6,723
Treasury shares
Share capital
Issued in consideration for acquisition of remaining BLU-5937 Assets (note 8 (a) (i))			4,770,000
Over-allotment option
Share capital
New shares issuance (in shares)				1,320,296
Price per share | $ / shares				$ 7.10
Proceeds from issuance of shares, gross | $				$ 9,374